Note 3 - Summary of significant accounting policies - Revenue Recognized From Each Offering (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
MCAs Income and Fees					$ 10,225,976	$ 11,286,626
Brokerage Commissions					2,483,084	294,472
Management fee					44,874
Others					33,328	219,130
Revenue	$ 5,333,729	$ 3,113,693	$ 12,014,133	$ 9,566,571	$ 12,787,262	$ 11,800,228